Quarterly Report
July 31, 2020
MFS®  Global Equity Fund

Portfolio of Investments
7/31/20 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 99.7%
Aerospace – 2.9%
Honeywell International, Inc.	418,732	$62,545,999
MTU Aero Engines Holding AG	76,974	13,387,747
Rolls-Royce Holdings PLC	3,212,949	9,817,012
		$85,750,758
Airlines – 0.9%
Aena S.A. (a)	203,376	$26,503,011
Alcoholic Beverages – 6.0%
Carlsberg Group	122,086	$18,000,892
Diageo PLC	1,786,970	65,519,416
Heineken N.V.	491,307	47,773,512
Pernod Ricard S.A.	272,254	47,009,677
		$178,303,497
Apparel Manufacturers – 3.7%
Burberry Group PLC	746,884	$12,309,484
Compagnie Financiere Richemont S.A.	436,613	27,145,559
LVMH Moet Hennessy Louis Vuitton SE	158,807	68,998,459
		$108,453,502
Automotive – 0.4%
Aptiv PLC	149,177	$11,598,512
Broadcasting – 2.6%
Omnicom Group, Inc.	172,241	$9,254,509
Walt Disney Co.	436,205	51,009,813
WPP Group PLC	2,182,220	16,321,461
		$76,585,783
Brokerage & Asset Managers – 1.4%
Charles Schwab Corp.	188,854	$6,260,510
Deutsche Boerse AG	85,339	15,602,285
TD Ameritrade Holding Corp.	552,456	19,827,646
		$41,690,441
Business Services – 8.8%
Accenture PLC, “A”	356,541	$80,143,286
Adecco S.A.	242,348	11,522,050
Brenntag AG	262,164	16,145,906
Cognizant Technology Solutions Corp., “A”	459,503	31,393,245
Compass Group PLC	1,248,297	17,261,773
Equifax, Inc.	198,032	32,192,082
Fidelity National Information Services, Inc.	230,488	33,722,699
PayPal Holdings, Inc. (a)	187,807	36,823,318
		$259,204,359
Cable TV – 3.4%
Comcast Corp., “A”	2,326,893	$99,591,020
Chemicals – 2.4%
3M Co.	277,606	$41,771,375
PPG Industries, Inc.	280,424	30,187,643
		$71,959,018

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Computer Software – 2.8%
Check Point Software Technologies Ltd. (a)	319,786	$40,085,175
Oracle Corp.	779,615	43,229,652
		$83,314,827
Computer Software - Systems – 0.6%
Cisco Systems, Inc.	373,362	$17,585,350
Construction – 0.5%
Otis Worldwide Corp.	255,714	$16,043,496
Consumer Products – 5.5%
Colgate-Palmolive Co.	454,439	$35,082,691
Essity AB (a)	1,964,125	64,692,317
Reckitt Benckiser Group PLC	621,593	62,869,709
		$162,644,717
Electrical Equipment – 4.6%
Amphenol Corp., “A”	161,956	$17,128,467
Legrand S.A.	434,647	33,669,725
Schneider Electric SE	722,031	84,121,736
		$134,919,928
Electronics – 2.0%
Hoya Corp.	174,100	$17,179,190
Microchip Technology, Inc.	133,722	13,603,539
Samsung Electronics Co. Ltd.	557,117	27,074,932
		$57,857,661
Food & Beverages – 5.4%
Danone S.A.	885,994	$59,192,157
Kellogg Co.	135,987	9,381,743
Nestle S.A.	759,108	89,935,518
		$158,509,418
Gaming & Lodging – 0.7%
Marriott International, Inc., “A”	165,155	$13,844,118
Sands China Ltd.	1,024,800	3,966,814
Wynn Resorts Ltd.	41,363	2,995,922
		$20,806,854
Insurance – 1.5%
AON PLC	179,546	$36,846,430
Willis Towers Watson PLC	30,100	6,321,301
		$43,167,731
Internet – 1.2%
eBay, Inc.	637,396	$35,235,251
Machinery & Tools – 1.4%
Carrier Global Corp.	218,787	$5,959,758
Kubota Corp.	2,552,500	36,579,392
		$42,539,150
Major Banks – 4.1%
Bank of New York Mellon Corp.	825,829	$29,605,970
Erste Group Bank AG (a)	301,815	6,693,468
Goldman Sachs Group, Inc.	187,610	37,139,275
State Street Corp.	358,016	22,837,841

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Major Banks – continued
UBS Group AG	2,044,260	$24,072,576
		$120,349,130
Medical Equipment – 15.0%
Abbott Laboratories	463,197	$46,616,146
Cooper Cos., Inc.	96,506	27,304,442
EssilorLuxottica (a)	83,045	11,033,336
Medtronic PLC	905,811	87,392,645
Olympus Corp.	1,141,100	20,480,351
Sonova Holding AG (a)	35,339	7,944,561
Stryker Corp.	271,812	52,541,260
Thermo Fisher Scientific, Inc.	263,426	109,045,193
Waters Corp. (a)	144,491	30,798,257
Zimmer Biomet Holdings, Inc.	377,777	50,947,006
		$444,103,197
Other Banks & Diversified Financials – 4.8%
American Express Co.	309,279	$28,861,916
Grupo Financiero Banorte S.A. de C.V. (a)	1,333,999	4,789,329
Julius Baer Group Ltd.	253,469	11,168,312
Kasikornbank PLC	915,280	2,400,006
Visa, Inc., “A”	502,084	95,596,794
		$142,816,357
Pharmaceuticals – 5.0%
Bayer AG	707,942	$47,137,693
Johnson & Johnson	41,694	6,077,317
Merck KGaA	234,539	29,964,466
Roche Holding AG	188,636	65,199,103
		$148,378,579
Railroad & Shipping – 4.9%
Canadian National Railway Co.	615,605	$60,200,013
Kansas City Southern Co.	349,097	59,992,320
Union Pacific Corp.	142,815	24,756,980
		$144,949,313
Real Estate – 0.4%
Deutsche Wohnen SE	246,572	$11,991,780
Restaurants – 0.4%
Whitbread PLC	418,960	$12,014,360
Specialty Chemicals – 5.0%
Akzo Nobel N.V.	406,746	$38,431,262
L'Air Liquide S.A.	208,110	34,357,027
Linde PLC	240,184	58,790,842
Linde PLC	70,978	17,397,418
		$148,976,549
Specialty Stores – 0.2%
Hermes International	9,171	$7,444,258
Trucking – 1.2%
United Parcel Service, Inc., “B”	255,333	$36,451,339
Total Common Stocks		$2,949,739,146

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Investment Companies (h) – 0.0%
Money Market Funds – 0.0%
MFS Institutional Money Market Portfolio, 0.15% (v)	1,170	$1,170

Other Assets, Less Liabilities – 0.3%		8,219,423
Net Assets – 100.0%		$2,957,959,739
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $1,170 and $2,949,739,146, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
7/31/20 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of July 31, 2020 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$1,562,941,494	$58,790,842	$—	$1,621,732,336
France	—	345,826,375	—	345,826,375
Switzerland	73,143,664	163,844,015	—	236,987,679
United Kingdom	65,519,416	130,593,799	—	196,113,215
Germany	—	134,229,877	—	134,229,877
Netherlands	—	86,204,774	—	86,204,774
Japan	—	74,238,933	—	74,238,933
Sweden	—	64,692,317	—	64,692,317
Canada	60,200,013	—	—	60,200,013
Other Countries	75,916,250	53,597,377	—	129,513,627
Mutual Funds	1,170	—	—	1,170
Total	$1,837,722,007	$1,112,018,309	$—	$2,949,740,316
For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$10,670,441	$194,082,129	$204,755,992	$5,607	$(1,015)	$1,170
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$151,704	$—
(3) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of July 31, 2020, are as follows:
United States	55.2%
France	11.7%
Switzerland	8.0%
United Kingdom	6.6%
Germany	4.5%
Netherlands	2.9%
Japan	2.5%
Sweden	2.2%
Canada	2.0%
Other Countries	4.4%
(4) Impacts of COVID-19
The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. This pandemic, the full effects of which are still unknown, has resulted in substantial market volatility and may have adversely impacted the prices and liquidity of the fund's investments and the fund's performance.